SEMI ANNUAL REPORT

                                 JUNE 30, 1998

                             MUTUAL QUALIFIED FUND



[LOGO]
FRANKLIN(R) TEMPLETON (R)

PAGE


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long- term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

PAGE


SHAREHOLDER LETTER


-------------------------------------------------------------------------------
Your Fund's Objective: Mutual Qualified Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.
------------------------------------------------------------------------------


CONTENTS

Shareholder Letter .......................................................... 1

Performance Summaries
   Class Z .................................................................. 4
   Class I .................................................................. 6
   Class II ................................................................. 7

Management Update ........................................................... 8

Statement of Investments ....................................................12

Financial Statements ........................................................25

Notes to Financial Statements ...............................................28


                               [PYRAMID GRAPHIC]



Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual Qualified Fund, which covers the six months ended June 30, 1998. During this period, relatively low interest rates, benign inflation, and moderate economic growth contributed to strong stock market performance in the U.S. The Standard & Poor's(R) 500 Stock Index rose 17.71% and the the Dow Jones(R) Industrial Average advanced 14.11%, as many investors appeared to focus on large growth companies, regardless of valuation.* In such an environment, contrarian "value" investors such as ourselves have difficulty performing in line with broad market indices, and the fund's Class Z shares produced a six-month 8.36% cumulative total return, as discussed in the Performance Summary on page 4.



*Source: Standard & Poor's Micropal. Dow Jones Industrial Average's total return is calculated by Wilshire Associates, Inc. Indices are unmanaged. Price appreciation includes reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.



PAGE


PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/98

This chart shows in pie format the portfolio breakdown of the fund's securities on June 30, 1998, based on total net assets.


[PIE GRAPH APPEARS HERE]

Equities....................82.7%
Bonds....................... 2.4%
Short-Term Investments
& Other Net Assets..........14.9%


  TOP 10 HOLDINGS
  6/30/98

  COMPANY                                                             % OF TOTAL
  INDUSTRY, COUNTRY                                                   NET ASSETS
--------------------------------------------------------------------------------
  Investor AB, A & B
  Multi-Industry, Sweden                                                   3.1%

  Chase Manhattan Corp.
  Banking, U.S.                                                            2.7%

  Mediaone Group Inc.
  Broadcasting & Publishing, U.S.                                          2.0%

  Railtrack Group Plc.
  Transportation, United Kingdom                                           1.7%

  General Motors Corp.
  Automobiles, U.S.                                                        1.6%

  Suez Lyonnaise des Eaux SA
  Business & Public Services,
  France                                                                   1.4%

  Morgan Stanley Dean
  Witter & Co.
  Financial Services, U.S.                                                 1.4%

  MCI Communications Corp.
  Telecommunications, U.S.                                                 1.2%

  Societe Elf Aquitaine SA
  Energy Sources, France                                                   1.0%

  Ratin AS, A & B
  Multi-Industry, Denmark                                                  0.9%

A number of our European holdings contributed positively to the fund's performance. The stock price of Suez Lyonnaise des Eaux SA rose considerably as it metamorphosed into one of the world's largest water and waste services companies, and we believe still more value could be unlocked. The share value of Investor AB, a large Swedish company whose holdings include Astra AB (pharmaceuticals), Ericsson LM (telecommunications equipment) and Scania AB (truck manufacturing), also increased substantially. Investor's new chairman is driving more restructuring at all divisions, yet during the period, its shares traded at an approximate 20% discount to its book value. In our opinion, the firm has excellent long-term potential.

Some of the fund's largest U.S. positions, including MCI Communications Corp. and Morgan Stanley Dean Witter & Co., also performed well. MCI's merger with Worldcom, which is scheduled for this summer, benefited the fund significantly. And the merger of Dean Witter, Discover and The Morgan Stanley Group appears to have been a considerable success. Combined, these two powerful franchises offer compelling synergies, and, in our opinion, its management, which owns a substantial amount of the stock, is very shareholder oriented.

However, the first half of 1998 held a major disappointment for us - Sunbeam Corp. Although we recovered our investment in Sunbeam several times over by selling some of its shares in 1992 and 1994, the decreasing value of its stock during this reporting period diminished the fund's return appreciably. In March, Sunbeam made a series of announcements that disclosed weakness in its underlying businesses and also lowered future earnings expectations. As a result, its share price fell substantially. On June 15, Sunbeam's Board of Directors, including Peter Langerman of Franklin Mutual Advisers, Inc., terminated Albert Dunlap as the company's chief executive officer. While making no predictions at this point about Sunbeam's share price, we

2

PAGE


note that as of June 30, 1998, our position in Sunbeam represented less than 1% of the fund's total net assets. On December 31, 1997, it was 3.1% of the fund's total net assets.

Looking forward, we believe equity markets should present us with many opportunities, and expect to find value in small-cap and medium-cap stocks. The remainder of 1998 should be an exciting period for Europe as the continent prepares for limited introduction of the euro (the region's future single currency) on January 1, 1999. And the Asian financial crises of 1997 could also provide investment opportunities for us. Of course, we are always mindful of the fund's low risk, low volatility philosophy, and our investments will be consistent with this.

We appreciate your participation in Mutual Qualified Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Senior Portfolio Management Team


-------------------------------------------------------------------------------
The discussion contained in this report reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.
-------------------------------------------------------------------------------


TOP 10 INDUSTRIES
6/30/98

This table shows the Top 10 Industries of the fund on June 30, 1998, based on total net assets.

                                                            % OF TOTAL
  INDUSTRY                                                  NET ASSETS
--------------------------------------------------------------------------------
  Broadcasting & Publishing                                   7.7%
  Multi-Industry                                              7.0%
  Financial Services                                          6.2%
  Banking                                                     5.7%
  Insurance                                                   5.5%
  Health & Personal Care                                      5.2%
  Transportation                                              4.9%
  Energy Sources                                              4.4%
  Chemicals                                                   3.0%
  Industrial Components                                       3.0%


                                                                              3

PAGE


PERFORMANCE SUMMARY



CLASS Z

Mutual Qualified Fund - Class Z produced a 8.36% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's Class Z share price increased $1.52, from $18.19 on December 31, 1997, to $19.71 on June 30, 1998. During the reporting period, Class Z shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.



Past performance is not predictive of future results.


4

PAGE


  CLASS Z
  Periods ended 6/30/98
                                              1-YEAR   5-YEAR   10-YEAR
-----------------------------------------------------------------------
  Cumulative Total Return(1)                  19.04%  146.08%   338.72%
  Average Annual Total Return(2)              19.04%   19.73%    15.94%
  Value of $10,000 Investment(3)             $11,904  $24,608   $43,872

                            6/30/94 6/30/95  6/30/96  6/30/97   6/30/98
-----------------------------------------------------------------------
  One-Year Total Return(4)   12.35%  19.88%   21.58%   26.24%    19.04%


1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning on November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                               5

PAGE


CLASS I

Mutual Qualified Fund - Class I produced an 8.16% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $1.48, from $18.14 on December 31, 1997, to $19.62 on June 30, 1998. During the reporting period, Class I shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

  CLASS I
  Periods ended 6/30/98
                                                                 SINCE
                                                               INCEPTION
                                             1-YEAR            (11/1/96)
------------------------------------------------------------------------
  Cumulative Total Return(1)                  18.59%          43.30%
  Average Annual Total Return(2)              13.24%          20.84%
  Value of $10,000 Investment(3)            $11,324         $13,685


1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


6

PAGE


CLASS II

Mutual Qualified Fund - Class II produced a 7.85% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $1.42, from $18.09 on December 31, 1997, to $19.51 on June 30, 1998. During the
reporting period, Class II shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.

  CLASS II
  Periods ended 6/30/98
                                                                 SINCE
                                                               INCEPTION
                                            1-YEAR             (11/1/96)
------------------------------------------------------------------------
  Cumulative Total Return(1)                 17.83%            41.87%
  Average Annual Total Return(2)             15.64%            22.18%
  Value of $10,000 Investment(3)           $11,564           $13,945


1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge, applicable to shares redeemed within 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


                                                                               7

PAGE


MANAGEMENT UPDATE



Franklin Mutual Advisers, Inc. is pleased to announce promotions within its senior portfolio management team, which will become effective November 1, 1998.

Peter Langerman, currently Chief Operating Officer, will become CEO of Franklin Mutual Advisers. Robert Friedman, currently Senior Vice President, will become Chief Investment Officer and will have overall responsibility for the funds' portfolio management. Their work continues to be supported by the senior portfolio team of Jeff Altman, Ray Garea, David Marcus, Larry Sondike and David Winters. While Michael Price will no longer be actively managing the funds' portfolios, he will continue as Chairman of the Boards of Directors that oversee the Mutual Series funds and Franklin Mutual Advisers, Inc.

Mr. Langerman joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers) in 1986 as an analyst, and was named Chief Operating Officer in May 1997. He has spent a considerable part of his time at Mutual Series focusing on investments in companies in financial distress and bankruptcy.

Mr. Friedman has been responsible for numerous large domestic positions as well as having oversight of non-U.S. investments. He was based in London for two years, and has considerable experience implementing the Mutual Series value philosophy both domestically and abroad. He has also been instrumental to the success of Mutual Discovery Fund.



8

PAGE

MUTUAL QUALIFIED FUND
Financial Highlights

                                                                               CLASS Z
                                    ---------------------------------------------------------------------------------------------
                                    SIX MONTHS ENDED                            YEAR ENDED DECEMBER 31,
                                     JUNE 30, 1998     --------------------------------------------------------------------------
                                      (UNAUDITED)         1997            1996            1995            1994            1993
                                    ---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding
 throughout the period)
Net asset value, beginning of
period..........................           $18.19          $16.24          $14.87          $13.34          $13.50          $12.22
                                    ---------------------------------------------------------------------------------------------
Income from investment
  operations:
 Net investment income..........              .25             .37             .47             .33             .22             .19
 Net realized and unrealized
   gains........................             1.27            3.62            2.62            3.17             .55            2.56
                                    ---------------------------------------------------------------------------------------------
Total from investment
  operations....................             1.52            3.99            3.09            3.50             .77            2.75
                                    ---------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income..........               --            (.64)           (.43)           (.33)           (.21)           (.19)
 Net realized gains.............               --           (1.40)          (1.29)          (1.64)           (.72)          (1.28)
                                    ---------------------------------------------------------------------------------------------
Total distributions.............               --           (2.04)          (1.72)          (1.97)           (.93)          (1.47)
                                    ---------------------------------------------------------------------------------------------
Net asset value, end of
  period........................           $19.71          $18.19          $16.24          $14.87          $13.34          $13.50
                                    =============================================================================================

Total Return*...................            8.36%          24.95%          21.19%          26.60%           5.73%          22.71%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's).......................       $5,377,827      $5,239,947      $4,287,975      $3,002,132      $1,791,940      $1,511,015
Ratios to average net assets:
 Expenses.......................             .74%**          .75%            .75%            .72%            .73%            .78%
 Expenses, excluding waiver and
   payments by affiliate........             .78%**          .78%            .78%            .72%            .73%            .78%
 Net investment income..........            2.53%**         1.85%           3.06%           2.71%           1.91%           1.65%
Portfolio turnover rate.........           25.10%          52.76%          65.03%          75.59%          67.65%          56.22%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
                                                                               9

PAGE

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                                  CLASS I
                                                                --------------------------------------------
                                                                SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998      ------------------------
                                                                  (UNAUDITED)       1997+++           1996+
                                                                --------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $18.14          $16.23          $16.40
                                                                --------------------------------------------
Income from investment operations:
 Net investment income......................................             .23             .28             .16
 Net realized and unrealized gains..........................            1.25            3.63             .89
                                                                --------------------------------------------
Total from investment operations............................            1.48            3.91            1.05
                                                                --------------------------------------------
Less distributions from:
 Net investment income......................................              --            (.60)           (.41)
 Net realized gains.........................................              --           (1.40)           (.81)
                                                                --------------------------------------------
Total distributions.........................................              --           (2.00)          (1.22)
                                                                --------------------------------------------
Net asset value, end of period..............................          $19.62          $18.14          $16.23
                                                                ============================================

Total Return*...............................................           8.16%          24.44%           6.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $665,293        $452,590         $20,381
Ratios to average net assets:
 Expenses...................................................           1.09%**         1.10%           1.13%**
 Expenses, excluding waiver and payments by affiliate.......           1.13%**         1.13%           1.28%**
 Net investment income......................................           2.22%**         1.48%           3.19%**
Portfolio turnover rate.....................................          25.10%          52.76%          65.03%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

 10

PAGE

MUTUAL QUALIFIED FUND
Financial Highlights (continued)

                                                                                 CLASS II
                                                                -------------------------------------------
                                                                SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1998      -----------------------
                                                                  (UNAUDITED)       1997+++          1996+
                                                                -------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $18.09          $16.23         $16.40
                                                                -------------------------------------------
Income from investment operations:
 Net investment income......................................             .18             .16            .13
 Net realized and unrealized gains..........................            1.24            3.63            .91
                                                                -------------------------------------------
Total from investment operations............................            1.42            3.79           1.04
                                                                -------------------------------------------
Less distributions from:
 Net investment income......................................              --            (.53)          (.39)
 Net realized gains.........................................              --           (1.40)          (.82)
                                                                -------------------------------------------
Total distributions.........................................              --           (1.93)         (1.21)
                                                                -------------------------------------------
Net asset value, end of period..............................          $19.51          $18.09         $16.23
                                                                ===========================================
Total Return*...............................................           7.85%          23.66%          6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................        $365,618        $231,721         $9,963
Ratios to average net assets:
 Expenses...................................................           1.74%**         1.75%          1.78%**
 Expenses, excluding waiver and payments by affiliate.......           1.78%**         1.78%          1.93%**
 Net investment income......................................           1.58%**          .84%          2.59%**
Portfolio turnover rate.....................................          25.10%          52.76%         65.03%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
                                                                              11

PAGE

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS 81.6%
AEROSPACE & MILITARY TECHNOLOGY 1.1%
*General Motors Corp., H....................................   United States        285,700     $   13,463,612
*Hexcel Corp. ..............................................   United States        843,498         19,084,142
*Litton Industries Inc. ....................................   United States        119,700          7,062,300
Lockheed Martin Corp. ......................................   United States        155,322         16,444,717
Northrop Grumman Corp. .....................................   United States        149,100         15,375,937
Primex Technologies Inc. ...................................   United States         49,950          2,559,938
                                                                                                --------------
                                                                                                    73,990,646
                                                                                                --------------
APPLIANCES & HOUSEHOLD DURABLES .4%
Black & Decker Corp. .......................................   United States        385,300         23,503,300
                                                                                                --------------
AUTOMOBILES 3.2%
*Borg-Warner Automotive Inc. ...............................   United States        145,500          6,993,094
Chrysler Corp. .............................................   United States        506,400         28,548,300
General Motors Corp. .......................................   United States      1,532,500        102,390,156
*Regie Nationale des Usines Renault SA......................      France            722,521         41,097,415
Volvo AB, B.................................................      Sweden            810,930         24,150,256
                                                                                                --------------
                                                                                                   203,179,221
                                                                                                --------------
BANKING 5.3%
BG Bank AS..................................................      Denmark           341,369         21,142,838
Chase Manhattan Corporation.................................   United States      2,296,944        173,419,272
First Chicago NBD Corp. ....................................   United States        527,800         46,776,275
First Union Corp. ..........................................   United States        401,620         23,394,365
Fleet Financial Group Inc. .................................   United States        209,100         17,459,850
*Golden State Bancorp Inc., wts. ...........................   United States      1,435,800          7,627,687
M & T Bank Corp. ...........................................   United States         45,399         25,151,046
Mercantile Bankshares Corp. ................................   United States        153,700          5,350,681
PNC Bank Corporation........................................   United States        199,400         10,730,212
Royal Bank of Canada........................................      Canada            134,500          8,094,420
                                                                                                --------------
                                                                                                   339,146,646
                                                                                                --------------
BEVERAGES & TOBACCO 2.0%
Brown-Forman Corp., B.......................................   United States        221,500         14,231,375
Genesee Corp., A............................................   United States          7,000            231,000
Genesee Corp., B............................................   United States         45,341          1,496,253
Heineken Holding NV, A......................................    Netherlands         742,200         24,445,679
Philip Morris Companies Inc. ...............................   United States        786,300         30,960,563
RJR Nabisco Holdings Corp. .................................   United States      1,922,883         45,668,471
UST Inc. ...................................................   United States        460,200         12,425,400
                                                                                                --------------
                                                                                                   129,458,741
                                                                                                --------------
BROADCASTING & PUBLISHING 7.7%
BHC Communications Inc., A..................................   United States         26,141          3,667,909
*Chris Craft Industries Inc. ...............................   United States        201,783         11,035,008
Comcast Corp., A............................................   United States         58,000          2,305,500
Comcast Corp., Special A....................................   United States        432,537         17,558,299
Daily Mail & General Trust Plc. ............................  United Kingdom         38,500          1,805,069


 12

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY            SHARES             VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING (CONT.)
Daily Mail & General Trust Plc., A..........................  United Kingdom          949,800     $   42,994,083
Dow Jones & Co. Inc. .......................................   United States          929,500         51,819,625
Dun & Bradstreet Corp. .....................................   United States          348,400         12,542,400
Hollinger International Inc., A.............................   United States          445,300          7,570,100
Houghton Mifflin Co. .......................................   United States          983,300         31,219,775
*Mediaone Group Inc., new...................................   United States        2,979,400        130,907,387
*Modern Times Group AB, B...................................      Sweden              430,600          5,615,418
NV Holdingsmij de Telegraaf.................................    Netherlands         1,841,454         44,357,116
Pearson Plc. ...............................................  United Kingdom        2,222,098         40,783,325
*Pulitzer Publishing Co. ...................................   United States          172,000         15,351,000
Readers Digest Association Inc., A..........................   United States          448,500         12,165,562
Scripps (EW) Co., A.........................................   United States        1,073,300         58,830,256
*The Ackerley Group, Inc....................................   United States           21,000            441,000
                                                                                                  --------------
                                                                                                     490,968,832
                                                                                                  --------------
BUILDING MATERIALS & COMPONENTS 1.0%
*American Standard Cos. Inc.................................   United States          669,400         29,913,812
Hussman International Inc...................................   United States          383,000          7,109,438
Johns-Manville Corp.........................................   United States          553,964          8,344,083
Lone Star Industries Inc. ..................................   United States           53,116          4,093,252
Noland Co...................................................   United States           17,500            450,625
Puerto Rican Cement Co. Inc.................................   United States          242,400         11,453,400
                                                                                                  --------------
                                                                                                      61,364,610
                                                                                                  --------------
BUSINESS & PUBLIC SERVICES 2.8%
Browning Ferris Industries Inc..............................   United States          105,000          3,648,750
Esselte AB, A...............................................      Sweden              430,000          9,543,693
Moore Corp. Ltd.............................................      Canada              209,200          2,774,064
Moore Corp. Ltd., fgn. .....................................      Canada              100,000          1,325,000
Ratin AS, A.................................................      Denmark             238,375         50,434,146
Ratin AS, B.................................................      Denmark              42,405          8,940,999
Sophus Berendsen AS, A......................................      Denmark              42,405          1,695,707
Sophus Berendsen AS, B......................................      Denmark             238,375          9,878,853
Suez Lyonnaise des Eaux SA..................................      France              552,500         90,925,819
                                                                                                  --------------
                                                                                                     179,167,031
                                                                                                  --------------
CHEMICALS 2.6%
Chemfirst Inc...............................................   United States          898,400         22,684,600
Engelhard Corp. ............................................   United States          445,100          9,013,275
General Chemical Group Inc..................................   United States          435,500         12,085,125
*Geon Co....................................................   United States          868,500         19,921,219
Hanna M.A. Co...............................................   United States          681,300         12,476,306
Morton International Inc....................................   United States        1,204,800         30,120,000


                                                                              13

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
Olin Corp...................................................   United States        1,284,500     $   53,547,594
*W R Grace & Co.............................................   United States          334,300          5,703,994
                                                                                                  --------------
                                                                                                     165,552,113
                                                                                                  --------------
CONSTRUCTION & HOUSING .2%
Martin Marietta Materials Inc...............................   United States          271,084         12,198,780
                                                                                                  --------------
DATA PROCESSING & REPRODUCTION .3%
*Bay Networks Inc...........................................   United States           77,200          2,489,700
*National Processing Inc. ..................................   United States          280,300          2,995,706
*NCR Corp. .................................................   United States          423,000         13,747,500
                                                                                                  --------------
                                                                                                      19,232,906
                                                                                                  --------------
ELECTRICAL & ELECTRONICS 1.3%
Philips Electronics NV......................................    Netherlands           163,000         13,702,192
Philips Electronics NV, ADR.................................    Netherlands           516,900         43,936,500
*Wang Laboratories Inc., A..................................   United States        1,104,500         28,095,719
                                                                                                  --------------
                                                                                                      85,734,411
                                                                                                  --------------
ELECTRONIC COMPONENTS & INSTRUMENTS .4%
*Amphenol Corp., A..........................................   United States          321,073         12,521,847
Spectra Physics AB, A.......................................      Sweden              748,800         11,971,561
                                                                                                  --------------
                                                                                                      24,493,408
                                                                                                  --------------
ENERGY EQUIPMENT & SERVICES 2.6%
*Camco International Inc....................................   United States           17,600          1,370,600
*Cooper Cameron Corp........................................   United States          300,700         15,335,700
*EVI Weatherford Inc........................................   United States          580,505         21,551,248
*R & B Falcon Corp..........................................   United States          730,094         16,518,377
*Rowan Companies Inc........................................   United States          987,800         19,200,363
+*Seacor Smit Inc. .........................................   United States          681,050         41,756,878
Transocean Offshore Inc.....................................   United States        1,110,032         49,396,424
                                                                                                  --------------
                                                                                                     165,129,590
                                                                                                  --------------
ENERGY SOURCES 4.3%
Amerada Hess Corp...........................................   United States           80,000          4,345,000
Imperial Oil Ltd. ..........................................      Canada            1,264,200         22,044,488
Kerr McGee Corp.............................................   United States          336,900         19,498,087
Noble Affiliates Inc........................................   United States          211,600          8,040,800
*Nuevo Energy Co............................................   United States          629,200         20,213,050
*Ocean Energy Inc., new.....................................   United States          814,160         15,927,005
Pancanadian Petroleum Ltd. .................................      Canada              664,800          9,900,459
Pennzoil Co.................................................   United States          747,200         37,827,000
Royal Dutch Petroleum Co....................................    Netherlands           384,800         21,091,850
*Santa Fe Energy Resources Inc. ............................   United States          757,200          8,139,900
Santa Fe International Corp. ...............................   United States          237,100          7,172,275


 14

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
Shell Transport & Trading Co. Plc. .........................  United Kingdom        2,065,500     $   14,560,579
Societe Elf Aquitaine SA....................................      France              446,000         62,702,613
*Tarragon Oil & Gas Ltd. ...................................      Canada              750,000          7,140,186
Tidewater Inc. .............................................   United States          618,700         20,417,100
                                                                                                  --------------
                                                                                                     279,020,392
                                                                                                  --------------
FINANCIAL SERVICES 5.6%
Advanta Corp., A............................................   United States           92,317          2,025,204
Advanta Corp., B............................................   United States          381,312          7,578,576
Bear Stearns Companies Inc. ................................   United States          178,511         10,152,813
Beneficial Corp. ...........................................   United States          317,200         48,591,075
Central European Equity Fund Inc. ..........................      Germany             173,989          2,805,573
(R)*Cityscape Financial Corp. ..............................   United States          635,607             29,874
(R)*Cobalt Holdings LLC.....................................   United States           15,357              1,536
Commercial Federal Corp. ...................................   United States          411,900         13,026,337
Finova Group Inc. ..........................................   United States          449,800         25,469,925
Greenpoint Financial Corp. .................................   United States          263,200          9,902,900
*Heller Financial Inc. .....................................   United States          553,900         16,617,000
+*ITLA Capital Corporation..................................   United States          709,000         14,711,750
Laser Mortgage Management Inc. .............................   United States          220,000          2,392,500
Liberty Financial Companies Inc. ...........................   United States          191,020          6,590,190
+*Long Beach Financial Corp. ...............................   United States        1,409,500         15,504,500
MECH Financial Inc. ........................................   United States          121,500          3,523,500
Morgan Stanley Dean Witter & Co. ...........................   United States          987,200         90,205,400
New Germany Fund Inc. ......................................      Germany             797,656         14,856,343
Peoples Bancorp Inc. .......................................   United States          813,300          8,133,000
Power Financial Corp. ......................................      Canada              169,800          7,938,356
*R H Donnelly Corp. ........................................   United States           80,000            240,000
+*Regent Kingpin Chile Value Fund...........................       Chile               80,180            114,657
Reliance Bancorp Inc. ......................................   United States          112,400          4,306,325
United Asset Management Corp. ..............................   United States        2,009,200         52,364,775
                                                                                                  --------------
                                                                                                     357,082,109
                                                                                                  --------------
FOOD & HOUSEHOLD PRODUCTS 2.8%
Cadbury Schweppes Plc.......................................  United Kingdom        1,724,149         26,768,122
*Kononklijke Numico, trading coupon.........................    Netherlands           172,173             44,859
Lindt & Spruengli Chocolate Works Ltd., partn. ctf. ........    Switzerland             4,445         11,458,300
Lindt & Spruengli Chocolate Works Ltd., reg. ...............    Switzerland               116          3,020,833
Nabisco Holdings Corp., A...................................   United States          673,105         24,273,849
Seaboard Corp. .............................................   United States           10,100          2,939,100
Ste BIC.....................................................      France              271,372         19,300,357
(R)Sunbeam Corp. ...........................................   United States        4,800,554         44,825,173
U.S. Industries Inc. .......................................   United States          415,700         10,288,575
+Van Melle NV...............................................    Netherlands           468,576         33,746,133
                                                                                                  --------------
                                                                                                     176,665,301
                                                                                                  --------------


                                                                              15

PAGE

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FOREST PRODUCTS & PAPER 1.7%
Avenor Inc. ................................................      Canada              712,000     $   16,655,537
Bowater Inc. ...............................................   United States          290,100         13,707,225
Champion International Corp. ...............................   United States          221,200         10,880,275
+*Fibermark Inc. ...........................................   United States          706,800         11,308,800
Greif Brothers Corp., A.....................................   United States           93,400          3,490,825
Rayonier Inc. ..............................................   United States          242,800         11,168,800
St. Joe Company.............................................   United States          441,000         12,072,375
*Stone Container Corp. .....................................   United States        1,094,700         17,104,688
Temple Inland Inc. .........................................   United States          183,415          9,881,483
                                                                                                  --------------
                                                                                                     106,270,008
                                                                                                  --------------
HEALTH & PERSONAL CARE 4.5%
*Apria Healthcare Group Inc. ...............................   United States          898,408          6,008,103
*Beverly Enterprises Inc., new..............................   United States        1,917,000         26,478,563
*Foundation Health Systems, A...............................   United States        1,750,930         46,180,779
*Kindercare Learning Centers Inc., new......................   United States           49,302          1,059,993
*Maxicare Health Plans Inc. ................................   United States          565,120          3,814,560
*Mid-Atlantic Medical Services Inc. ........................   United States          978,600         11,253,900
*Oxford Health Plans Inc. ..................................   United States        1,209,900         18,526,594
*Pacificare Health Systems Inc., A..........................   United States          343,842         29,054,649
*Pacificare Health Systems Inc., B..........................   United States          267,690         23,657,104
*Perrigo Co. ...............................................   United States          321,200          3,232,075
*Pharmerica Inc. ...........................................   United States          872,426         10,523,639
*Physio-Control International Corp. ........................   United States          404,200         10,635,512
*PSS World Medical Inc. ....................................   United States        1,162,000         16,994,250
*Sun Healthcare Group Inc. .................................   United States          201,900          2,952,788
*Tenet Healthcare Corp. ....................................   United States          800,600         25,018,750
United States Surgical Corp. ...............................   United States          231,134         10,545,489
*Vencor Inc. ...............................................   United States        1,551,000         11,244,750
*Ventas Inc. ...............................................   United States        1,501,000         20,732,562
*Vitalink Pharmacy Services Inc. ...........................   United States          630,809         13,917,224
                                                                                                  --------------
                                                                                                     291,831,284
                                                                                                  --------------
INDUSTRIAL COMPONENTS 3.0%
Echlin Inc. ................................................   United States          494,500         24,261,406
Gencorp Inc. ...............................................   United States        1,002,900         25,323,225
ITT Industries Inc. ........................................   United States        1,155,100         43,171,863
(R)+*Lancer Industries Inc., B..............................   United States                4          5,126,776
*Lear Corp. ................................................   United States          397,000         20,371,062
Lucas Varity Plc. ..........................................  United Kingdom        3,685,000         14,679,376
Lucas Varity Plc., Sponsored ADR............................  United Kingdom        1,084,074         43,159,696
Mark IV Industries Inc. ....................................   United States          127,000          2,746,375
*Owens-Illinois Inc. .......................................   United States          273,200         12,225,700
                                                                                                  --------------
                                                                                                     191,065,479
                                                                                                  --------------


 16

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 5.3%
*Alleghany Corp. (DEL)......................................   United States           94,073     $   21,942,527
Allmerica Financial Corp. ..................................   United States           75,717          4,921,605
AON Corp. ..................................................   United States          712,650         50,063,663
Argonaut Group Inc. ........................................   United States          165,900          5,246,588
Arthur J Gallagher Co. .....................................   United States          329,000         14,722,750
(R)*CGA Group Ltd. .........................................   United States          139,785            698,925
Financial Security Assurance Holding Ltd. ..................   United States          127,600          7,496,500
Fund American Enterprises Hldgs. Inc. ......................   United States          242,976         35,960,448
Guardian Royal Exchange Plc. ...............................  United Kingdom        3,952,656         23,280,401
Hartford Financial Services Group Inc. .....................   United States          269,000         30,766,875
Kansas City Life Insurance Co. .............................   United States           29,890          2,719,990
Koelnische Rueckversicherungs AG............................      Germany               7,499         11,001,718
Leucadia National Corp. ....................................   United States          508,900         16,825,506
Royal & Sun Alliance Insurance Group Plc. ..................  United Kingdom        3,276,600         33,895,485
SAFECO Corp. ...............................................   United States          133,800          6,071,175
Sampo Insurance Company Ltd., A.............................      Finland           1,005,000         47,626,425
Selective Insurance Group Inc. .............................   United States          217,400          4,871,119
(R)*St. George Holdings Ltd., A.............................   United States          152,073             15,207
(R)*St. George Holdings Ltd., B.............................   United States            1,495                150
St. Paul Companies Inc. ....................................   United States          464,588         19,541,733
Unitrin Inc. ...............................................   United States           58,900          4,093,550
                                                                                                  --------------
                                                                                                     341,762,340
                                                                                                  --------------
LEISURE & TOURISM .8%
Hilton Hotels Corp. ........................................   United States          945,400         26,943,900
*MGM Grand Inc. ............................................   United States          875,000         27,617,187
                                                                                                  --------------
                                                                                                      54,561,087
                                                                                                  --------------
MACHINERY & ENGINEERING .4%
Harnischfeger Industries Inc. ..............................   United States          419,000         11,862,938
New Holland NV..............................................    Netherlands           584,300         11,466,887
                                                                                                  --------------
                                                                                                      23,329,825
                                                                                                  --------------
MERCHANDISING 2.7%
American Stores Co. ........................................   United States          620,500         15,008,344
*BJ's Wholesale Club Inc. ..................................   United States          228,400          9,278,750
*CompUSA Inc. ..............................................   United States          175,000          3,160,938
Dillards Inc., A............................................   United States          212,300          8,797,181
*Footstar Inc. .............................................   United States          298,000         14,304,000
*Homebase Inc. .............................................   United States          830,700          6,593,681
Hudson's Bay Co. ...........................................      Canada              718,800         16,472,449
*Nine West Group Inc. ......................................   United States        1,230,300         32,987,419
*Provigo Inc. ..............................................      Canada            4,228,200         26,164,782
Quaker State Corp. .........................................   United States          422,300          6,915,163
*Sports Authority Inc. .....................................   United States           43,500            649,781


                                                                              17

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING (CONT.)
*Toys R Us Inc. ............................................   United States          683,000     $   16,093,188
*Venator Group Inc. ........................................   United States          858,000         16,409,250
                                                                                                  --------------
                                                                                                     172,834,926
                                                                                                  --------------
METALS & MINING 1.0%
Allegheny Teledyne Inc. ....................................   United States          261,500          5,981,813
Alumax Inc. ................................................   United States           82,280          3,815,735
Aluminum Co. of America (ALCOA).............................   United States          310,000         20,440,625
LTV Corp. ..................................................   United States          656,400          6,276,825
(R)+Metallurg Inc. .........................................   United States          385,452          8,557,034
National Steel Corp., B.....................................   United States          561,300          6,665,438
Reynolds Metals Co. ........................................   United States          175,500          9,817,031
                                                                                                  --------------
                                                                                                      61,554,501
                                                                                                  --------------
MULTI-INDUSTRY 6.9%
*Berkshire-Hathaway Inc., A.................................   United States              425         33,279,625
Canadian Pacific Ltd.,......................................      Canada              231,300          6,511,727
Canadian Pacific Ltd., ADR..................................      Canada              387,300         10,989,638
Cie Financiere Richemont AG, A..............................    Switzerland             6,420          8,401,701
Edperbrascan Corp., A.......................................      Canada              905,500         15,209,173
Forvaltnings AB Ratos, B....................................      Sweden            4,975,200         51,156,303
Harcourt General Inc. ......................................   United States          296,700         17,653,650
Investor AB, A..............................................      Sweden              934,900         54,160,403
Investor AB, B..............................................      Sweden            2,457,000        143,416,657
Kansas City Southern Industries Inc. .......................   United States          371,200         18,420,800
Kinnevik AB, B..............................................      Sweden              430,600         14,011,549
*Kinnevik AB, B, rts. ......................................      Sweden              430,600          1,970,796
Lagardere SCA...............................................      France              811,776         33,794,909
MacMillan Bloedel Ltd. .....................................      Canada              458,000          4,889,735
Power Corp. of Canada.......................................      Canada              184,000          8,633,504
*Saab AB, B.................................................      Sweden              847,975          8,931,761
Viad Corp. .................................................   United States          425,200         11,799,300
                                                                                                  --------------
                                                                                                     443,231,231
                                                                                                  --------------
REAL ESTATE 2.5%
Alexander & Baldwin Inc. ...................................   United States          143,200          4,170,700
*Alexander's Inc. ..........................................   United States          132,890         11,827,210
*Al-Zar Ltd., LP units......................................   United States               59             20,237
*Cadillac Fairview Corp. ...................................      Canada               75,000          1,723,845
*Cadillac Fairview Corp., ADR...............................      Canada              764,135         17,575,105
*Cadillac Fairview Corp., wts. .............................      Canada              126,360          1,353,351
*Castle & Cooke Inc. .......................................   United States          111,966          2,127,354
*Chicago Title Corp., w/i...................................   United States          164,019          7,575,628
*E & J Properties Ltd., LP units............................   United States            5,600             15,400
*Excel Legacy Corporation...................................   United States          247,507          1,082,843
Excel Realty Trust Inc. ....................................   United States          247,507          7,131,295
*Insignia Financial Group Inc. .............................   United States          350,600          8,589,700


 18

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
Mark Centers Trust..........................................   United States          200,600     $    1,491,963
*MBO Properties Inc. .......................................   United States          160,917          1,528,712
Metropolis Realty Trust Inc. ...............................   United States           33,000          1,749,000
(R)+MSCW Investors II LLC...................................  United Kingdom       23,562,000         39,741,759
(R)+*S.H. Mortgage Acquisition LLC..........................   United States        4,999,441          4,999,441
(R)*Security Capital Global Realty..........................   United States          187,500          3,750,000
Starwood Hotels & Resorts Trust.............................   United States          292,696         14,140,878
+*Wellsford Real Properties Inc. ...........................   United States        2,277,184         30,556,963
                                                                                                  --------------
                                                                                                     161,151,384
                                                                                                  --------------
RECREATION & OTHER CONSUMER GOODS .3%
*Gtech Holdings Corp. ......................................   United States          481,100         16,207,056
*Scientific Games Holdings Corp. ...........................   United States           50,000          1,150,000
Todd A O Corp., A...........................................   United States          191,774          1,965,684
                                                                                                  --------------
                                                                                                      19,322,740
                                                                                                  --------------
TELECOMMUNICATIONS 4.2%
*360 Degrees Communications Company.........................   United States        1,584,034         50,689,088
BCE Inc. ...................................................      Canada              192,500          8,161,827
*CS Wireless Inc. ..........................................   United States            1,164                 12
*Firstworld Communications Inc., unit.......................   United States            3,950          1,698,500
*Ionica Group Plc., wts. ...................................  United Kingdom            2,170             43,400
MCI Communications Corp. ...................................   United States        1,308,500         76,056,563
*Telecommunications Inc.- TCI Ventures Group, A.............   United States        1,971,400         39,551,213
*Tele-Communications Inc., A................................   United States          408,500         15,701,719
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil          250,100,000         19,893,827
Telephone & Data Systems Inc. ..............................   United States        1,423,800         56,062,125
                                                                                                  --------------
                                                                                                     267,858,274
                                                                                                  --------------
TEXTILES & APPAREL .1%
Fab Industries Inc. ........................................   United States          186,000          5,184,750
                                                                                                  --------------
TRANSPORTATION 4.1%
Burlington Northern Santa Fe Corporation....................   United States          250,200         24,566,513
Canadian National Railway Co. ..............................      Canada              418,200         22,216,875
Deutsche Lufthansa AG.......................................      Germany           1,705,500         42,802,853
*Eurotunnel SA, new units...................................      France                  219                240
Florida East Coast Industries Inc. .........................   United States        1,224,000         35,802,000
*Fritz Companies............................................   United States           60,300            806,513
(R)*Golden Ocean Group Limited., wts. ......................   United States            2,565             12,825
Helikopter Services Group ASA...............................      Norway              637,400          6,479,077
Railtrack Group Plc. .......................................  United Kingdom        4,524,038        111,187,439
Tranz Rail Holdings Ltd., Sponsored ADR.....................    New Zealand           548,500          3,633,813
Xtra Corp. .................................................   United States          246,000         14,883,000
                                                                                                  --------------
                                                                                                     262,391,148
                                                                                                  --------------


                                                                              19

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                  COUNTRY          SHARES             VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
U.S. REGIONAL BANKS .2%
National City Corp. ........................................   United States           28,400     $    2,016,400
Peoples Heritage Financial Group Inc. ......................   United States          209,800          4,956,525
Westamerica BanCorp. .......................................   United States          298,900          9,602,163
                                                                                                  --------------
                                                                                                      16,575,088
                                                                                                  --------------
UTILITIES ELECTRICAL & GAS .3%
*Citizens Utilities Co., B..................................   United States        2,165,967         20,847,435
                                                                                                  --------------
                                                                                                   5,225,659,537
TOTAL COMMON STOCKS (COST $3,831,561,118)...................                                      --------------

PREFERRED STOCKS 1.1%
(R)*CGA Group Ltd., pfd., A.................................   United States          267,016          6,675,400
(R)*CGA Group Ltd., pfd., B.................................   United States           28,571            714,275
(R)*Interlake Corp., Series A3, 9.00%, cvt., pfd. ..........   United States            1,050          1,118,421
*Sun Healthcare Group Inc., 144A, cvt., pfd., 7.00%.........   United States        1,825,000         42,431,250
Telecomunicacoes Brasileiras SA (Telebras), pfd. ADR........      Brazil              156,100         17,044,169
(R)*Viasystems Inc., pfd., B................................   United States          115,040          2,473,360
*Wundies Industries Inc., 11.25%, pfd. .....................   United States           12,168             33,462
                                                                                                  --------------
                                                                                                      70,490,337
TOTAL PREFERRED STOCKS (COST $74,001,090)...................                                      --------------

                                                                                PRINCIPAL
                                                                                  AMOUNT**
                                                                                  --------
CORPORATE BONDS & NOTES 1.3%
American Telecasting Inc., 14.50%, 6/15/04..................   United States    $   1,650,000            420,750
Cadillac Fairview Corp., 12.00%, 7/31/05....................      Canada              131,259CAD          89,258
(R)CGA Private Trust Company Ltd., FRN, 6/10/99.............   United States        1,071,425          1,071,425
Cityscape Financial Corp., A, 12.75%, 6/01/04...............   United States        4,184,000          1,673,600
Club Regina Resorts Inc., 144A, 13.00%, 12/01/04............   United States        3,250,000          3,461,250
Consorcio G Grupo Dina SA de CV:
  0/12.00%, 11/15/02........................................      Mexico            3,556,000          3,378,200
  cvt., 8.00%, 8/08/04......................................      Mexico            2,330,000          1,887,300

CS Wireless Inc., B, zero coupon to 3/01/01, 11.375%,
  3/01/06...................................................   United States        5,025,000          1,180,875

Eurotunnel Plc.:
  Jr. Note Tranche JD 3 Tier 1..............................  United Kingdom        3,132,107GBP       4,664,140
  Jr. Note Tranche JD 3 Tier 2..............................  United Kingdom        3,757,707GBP       5,329,280
  Jr. Note Tranche JD 3 Tier 3..............................  United Kingdom          317,435GBP         413,120
  Jr. Note Tranche JD 3 Tier 2 Interest Accrual.............  United Kingdom          173,639GBP         173,830
  Jr. Note Tranche JD 3 Tier 3 Interest Accrual.............  United Kingdom          347,277GBP         144,858
  Resettable Facility Note Tranche R5.......................  United Kingdom        2,599,187GBP       2,211,742
  Stapled Equity Note.......................................  United Kingdom        9,138,819GBP       5,184,367
  Stapled Participating Loan Note...........................  United Kingdom          873,098GBP         648,261

Eurotunnel SA:
  Jr. Note Tranche JD 1 Tier 1..............................      France            8,858,381FRF       1,289,344
  Jr. Note Tranche JD 1 Tier 2..............................      France            8,858,381FRF       1,216,086
  Jr. Note Tranche JD 1 Tier 3..............................      France           17,716,763FRF       2,256,353
  Jr. Note Tranche JD 2 Tier 1..............................      France           49,334,348FRF       7,160,253
  Jr. Note Tranche JD 2 Tier 2..............................      France           21,434,348FRF       2,933,662



 20

PAGE

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                                  PRINCIPAL
                                                               COUNTRY            AMOUNT**                VALUE
----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (CONT.)
  Jr. Note Tranche JD 2 Tier 3..............................      France           37,288,258FRF  $    4,748,918
  Jr. Note Tranche JD 1 and JD 2 Tier 2 Interest Accrual....      France            2,361,937FRF         234,397
  Jr. Note Tranche JD 1 and JD 2 Tier 3 Interest Accrual....      France            4,724,307FRF         195,348
  Resettable Facility Tranche R4............................      France           52,375,586FRF       4,331,425
(R)Fairchild Semiconductor Corp., 11.74%, 3/14/08...........   United States        2,525,000          2,525,000
Global Ocean Carriers Ltd., 10.25%, 7/15/07.................   United States        2,060,000          1,905,500
(R)Golden Ocean Group Ltd, 144A, 10.00%, 8/31/01............   United States        4,550,000          3,389,750
Hurricane Hydrocarbons Ltd., 144A, 11.75%, 11/01/04.........      Canada            1,062,000          1,019,520
Ionica Plc., 0/15.00%, 5/01/07..............................  United Kingdom       12,900,000          2,902,500
Local Financial, 144A, 11.00%, 9/05/04......................   United States        1,000,000          1,095,000
Localiza Rent-A-Car SA, 10.25%, 10/01/05....................      Brazil              900,000            720,000
Nebco Evans Holding Company, 144A, zero coupon
  to 7/15/02, 12.375%, 7/15/07..............................   United States          925,000            629,000
Oxford Health Plans Inc., 144A, 11.00%, 5/15/05.............   United States        1,270,000          1,308,100
Packaging Resources Inc., 13.00%, 6/30/03...................   United States        3,072,525          2,250,625
Physicians Resource Group Inc.:
  Reg S, 6.00%, 12/01/01....................................   United States        1,005,000            797,719
  144A, cvt., 6.00%, 12/01/01...............................   United States          105,000             83,344
Production Resource Group LLC, 144A, 11.50%, 1/15/08........   United States          550,000            539,000
Republic National Bank of New York, 9.00%, 3/01/01..........  Cayman Islands        2,250,000          2,199,375
Resource America Inc., 144A, 12.00%, 8/01/04................   United States        1,600,000          1,720,000
Samsung Electronics Co. Ltd., 144A, 8.50%, 11/01/02.........    South Korea           790,000            693,225
Southwest Royalties Inc., B, 10.50%, 10/15/04...............   United States        3,260,000          2,673,200
Specialty Foods Corp., 11.25%, 8/15/03, B...................   United States        2,480,000          2,207,200
TFM SA de CV:
  144A, 10.25%, 6/15/07.....................................      Mexico              350,000            340,375
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............      Mexico            1,750,000          1,098,125
                                                                                                  --------------
                                                                                                      86,394,600
TOTAL CORPORATE BONDS & NOTES (COST $89,789,838)............                                      --------------

BONDS & NOTES IN REORGANIZATION 1.1%
Adams County Co. Ind. Dev. Auth., 9.00%, 11/01/96...........   United States        7,201,000              3,601
*Alpargatas SA Industrial Y Comercial:
  zero coupon, 1/29/99......................................     Argentina          1,265,000            910,800
  Reg S, tranche 4, 11.75%, 8/18/98.........................     Argentina            845,000            608,400
*Boston Chicken Inc., cvt., zero coupon, 6/01/15............   United States        4,750,000            261,250
*Caldor Corp., trade claim..................................   United States        7,575,620            303,025
*Dictaphone Corporation, bank claim.........................   United States        1,019,085            998,703
*Dow Corning Corp.:
  8.15%, 10/15/29...........................................   United States        5,150,000          6,901,000
  9.30%, 1/27/98............................................   United States        1,835,000          2,458,900
  9.375%, 2/01/08...........................................   United States          735,000            984,900
  MTN, 8.55%, 3/01/01.......................................   United States        1,000,000          1,340,000
  bank claim................................................   United States        1,801,364          2,413,828
  bank debt.................................................   United States        2,850,000          3,819,000
  swap......................................................   United States        7,437,830          8,032,857
*El Paso TX Housing Finance Corp., 8.88%, 10/15/96..........   United States        3,565,000              1,783
*Harrah's Jazz Finance Corp., 14.25%, 11/15/01..............   United States        3,925,000          1,275,625

                                                                              21

PAGE

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                               COUNTRY            AMOUNT**                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Harvard Industries Inc.
(R)  13.00%, 5/08/99........................................   United States    $   1,700,000     $    1,615,000
  12.00%, 7/15/04...........................................   United States        2,450,000          1,090,250
  11.125%, 8/01/05..........................................   United States        3,535,000          1,573,075
*Korea National Housing Corporation Loan, bank claim........   United States        8,600,000          7,826,000
*Louisiana Agriculture Finance Authority:
  8.25%, 10/01/96...........................................   United States        1,600,000                800
  8.80%, 10/01/96...........................................   United States          750,000                375
*Louisiana Housing Finance AG, 8.61%, 8/01/96...............   United States        6,150,000              3,075
Mercury Finance Co., Bank Claim, MTN:
  7.42%, 2/02/97............................................   United States          375,857            364,582
  5.66%, 3/10/97............................................   United States        2,733,507          2,651,502
  6.29%, 12/16/97...........................................   United States        2,956,031          2,867,350
  6.16%, 12/15/98...........................................   United States          343,725            333,413
  7.42%, 2/20/99............................................   United States        3,518,283          3,412,734
  9.76%, 2/20/99............................................   United States        2,500,000          2,312,500
  10.86%, 2/20/99...........................................   United States        2,000,000          1,850,000
  7.33%, 6/29/99............................................   United States          928,058            900,216
  7.50%, 6/29/01............................................   United States        2,683,299          2,602,800
Mercury Finance Co., Commercial Paper:
  2/03/97...................................................   United States          836,754            811,651
  2/04/97...................................................   United States           53,633             52,024
  2/06/97...................................................   United States          469,907            455,810
  2/07/97...................................................   United States          160,711            155,889
  2/11/97...................................................   United States          475,534            461,268
  2/13/97...................................................   United States          136,336            132,246
  2/18/97...................................................   United States          600,375            582,364
  2/19/97...................................................   United States          493,538            478,732
  2/20/97...................................................   United States          102,619             99,540
  2/21/97...................................................   United States          681,170            660,735
  2/24/97...................................................   United States          279,588            271,200
  2/27/97...................................................   United States           45,643             44,273
  3/07/97...................................................   United States          718,024            696,483
  3/10/97...................................................   United States          182,609            177,131
  3/11/97...................................................   United States           30,069             29,167
  3/14/97...................................................   United States           53,509             51,903
  3/17/97...................................................   United States          449,351            435,870
  3/19/97...................................................   United States        1,169,361          1,134,280
  4/11/97...................................................   United States           26,843             26,038
  4/18/97...................................................   United States           95,417             92,554
  4/22/97...................................................   United States           54,520             52,884
  4/24/97...................................................   United States           81,778             79,325
  2/20/99...................................................   United States          569,633            552,544
*Nebraska Investment Finance Authority, 8.34%, 11/01/93.....   United States        1,000,000                500


 22

PAGE


MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                  PRINCIPAL
                                                               COUNTRY            AMOUNT**                VALUE
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
*Southeast Banking Corp.
  4.75%, 10/15/97...........................................   United States    $   2,200,000     $    1,892,000
  10.50%, 4/11/01...........................................   United States        3,875,000          2,383,125
  zero coupon, 12/16/96.....................................   United States        2,000,000          1,220,000
  zero coupon, 11/10/97.....................................   United States          750,000            457,500
                                                                                                  --------------
                                                                                                      73,204,380
TOTAL BONDS & NOTES IN REORGANIZATION (COST $68,527,308)....                                      --------------
                                                                                   SHARES
                                                                                    -----
COMPANIES IN LIQUIDATION
*City Investing Co., Liquidating Trust......................   United States        1,579,485          1,431,408
(R)*Kendall International Inc., Residual Ownership
  Certif. ..................................................   United States              444              5,328
*Mcorp Financial Trust, claim units.........................   United States           27,617             33,761
*Mcorp Trust, claim units...................................   United States           27,611                276
*Ranger Industries Inc. ....................................   United States           24,483             16,067
                                                                                                  --------------
                                                                                                       1,486,840
TOTAL COMPANIES IN LIQUIDATION (COST $107,466)..............                                      --------------
                                                                                  PRINCIPAL
                                                                                  AMOUNT**
                                                                                  --------

SHORT TERM INVESTMENTS 13.6%
Fannie Mae, 5.05% to 5.47% with maturities to 6/11/99.......   United States    $ 441,000,000        430,107,524
Federal Home Loan Bank, 5.09% to 5.44% with maturities to
  4/12/99...................................................   United States      398,891,000        393,094,674
Federal Home Loan Mortgage Corp., 5.405% to 5.415% with
  maturities to 11/25/98....................................   United States       23,000,000         22,510,286
Federal National Mortgage Assn., 5.95%, 9/28/98.............   United States       10,100,000         10,117,524
U.S. Treasury Bills, 5.28% with maturities to 12/10/98......   United States       13,300,000         12,998,356
                                                                                                  --------------
                                                                                                     868,828,364
TOTAL SHORT TERM INVESTMENTS (COST $869,418,263)............                                      --------------
                                                                                                   6,326,064,058
TOTAL INVESTMENTS (COST $4,933,405,083) 98.7%...............                                        (141,228,333)
SECURITIES SOLD SHORT (2.2)%................................                                           5,927,506
NET EQUITY IN FORWARD CONTRACTS .1%.........................                                         217,974,627
OTHER ASSETS, LESS LIABILITIES 3.4%.........................                                      --------------
                                                                                                  $6,408,737,858
TOTAL NET ASSETS 100.0%.....................................                                      ==============



                                                                              23

PAGE

MUTUAL QUALIFIED FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

SECURITIES SOLD SHORT
ISSUER
                                                                  COUNTRY              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------
Alltel Corp. ...............................................   United States           87,900     $  4,087,350

AT&T Corp. .................................................   United States          316,800       18,097,200

Daimler Benz AG.............................................      Germany              47,700        4,677,507

Daimler Benz AG, Sponsored ADR..............................      Germany              40,300        3,921,694

Dana Corp. .................................................   United States          236,000       12,626,000

*DST Systems Inc. ..........................................   United States           60,000        3,360,000

Dun & Bradstreet Corp., new.................................   United States            9,500          323,000

Northern Telecom, Ltd. .....................................      Canada               77,000        4,366,938

Schlumberger Ltd. ..........................................   United States           20,800        1,420,900

Tyco International Ltd., new................................   United States          175,800       11,075,400

*Worldcom Inc. .............................................   United States        1,595,300       77,272,344
                                                                                                  ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $119,835,019).........                                      $141,228,333
                                                                                                  ============

                 CONTRACTS FOR DIFFERENCES
                                                                                             VALUE AT    UNREALIZED
SECURITY                                                             COUNTRY     SHARES
                                                                                              6/30/98          LOSS
-------------------------------------------------------------------------------------------------------------------
Rentokil Initial Plc. ......................................  United Kingdom  2,207,220   $15,918,691   $(3,161,449)
                                                                                          -----------   -----------

CURRENCY ABBREVIATIONS:

CAD  -- Canadian Dollar
GBP  -- British Pound
FRF  -- French Franc

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(R)Restricted securities (see note 6).
+Affiliated issuers (see note 7).

                       See Notes to Financial Statements.

 24

PAGE

MUTUAL QUALIFIED FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $4,782,308,110)................    $6,119,939,367
  Controlled affiliates (cost $35,135,578)..................        44,741,200
  Non controlled affiliates (cost $115,961,395).............       161,383,491    $6,326,064,058
                                                                --------------
 Cash.......................................................                          37,757,897
 Receivables:
  Investment securities sold................................                         109,293,255
  Capital shares sold.......................................                           8,392,215
  Dividends and interest....................................                          17,833,857
  From affiliates...........................................                             194,701
 Unrealized gain on forward exchange contracts (Note 8).....                          14,774,943
 Deposits with broker for securities sold short.............                          87,882,686
 Due from broker - variation margin.........................                           1,118,205
                                                                                  --------------
      Total assets..........................................                       6,603,311,817
                                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased...........................                          33,530,106
  Capital shares redeemed...................................                           5,007,409
  To affiliates.............................................                           4,480,797
 Securities sold short, at value (proceeds $119,835,019)....                         141,228,333
 Unrealized loss on forward exchange contracts (Note 8).....                           8,847,437
 Accrued liabilities........................................                           1,479,877
                                                                                  --------------
      Total liabilities.....................................                         194,573,959
                                                                                  --------------
Net assets, at value........................................                      $6,408,737,858
                                                                                  ==============
Net assets consist of:
 Undistributed net investment income........................                      $   67,776,759
 Net unrealized appreciation................................                       1,374,031,718
 Accumulated net realized gain..............................                         378,273,910
 Capital shares.............................................                       4,588,655,471
                                                                                  --------------
Net assets, at value........................................                      $6,408,737,858
                                                                                  ==============
CLASS Z:
 Net asset value and maximum offering price per share
  ($5,377,826,620 / 272,864,545 shares outstanding).........                              $19.71
                                                                                  ==============
CLASS I:
 Net asset value per share ($665,293,381 / 33,900,300 shares
  outstanding)..............................................                              $19.62
                                                                                  ==============
 Maximum offering price per share ($19.62 / 95.50%).........                              $20.54
                                                                                  ==============
CLASS II:
 Net asset value per share ($365,617,857 / 18,741,620 shares
  outstanding)*.............................................                              $19.51
                                                                                  ==============
 Maximum offering price per share ($19.51 / 99.00%).........                              $19.71
                                                                                  ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              25

PAGE

MUTUAL QUALIFIED FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $3,628,249)
 Dividends..................................................    $ 64,012,862
 Interest...................................................      38,727,226
                                                                ------------
      Total investment income...............................                       $102,740,088
                                                                                   ------------
Expenses:
 Management fees (Note 3)...................................      18,803,169
 Administrative fees (Note 3)...............................       2,440,991
 Distribution fees (Note 3)
   Class I..................................................       1,001,607
   Class II.................................................       1,526,438
 Transfer agent fees (Note 3)...............................       2,142,610
 Custodian fees.............................................         362,219
 Reports to shareholders....................................         278,868
 Registration and filing fees...............................         232,177
 Professional fees..........................................          95,040
 Directors' fees and expenses...............................          57,034
 Other......................................................           1,552
                                                                ------------
      Total expenses........................................                         26,941,705
      Expenses waived/paid by affiliate (Note 3)............                         (1,098,885)
                                                                                   ------------
          Net expenses......................................                         25,842,820
                                                                                   ------------
            Net investment income...........................                         76,897,268
                                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     294,254,506
  Foreign currency transactions.............................      12,711,034
                                                                ------------
     Net realized gain......................................                        306,965,540
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     120,442,426
  Translation of assets and liabilities denominated in
    foreign currencies......................................      (6,157,087)
                                                                ------------
     Net unrealized appreciation............................                        114,285,339
                                                                                   ------------
Net realized and unrealized gain............................                        421,250,879
                                                                                   ------------
Net increase in net assets resulting from operations........                       $498,148,147
                                                                                   ============

                       See Notes to Financial Statements.
 26

PAGE

MUTUAL QUALIFIED FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 1998            YEAR ENDED
                                                                  (UNAUDITED)          DECEMBER 31, 1997
                                                                ----------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $   76,897,268         $   94,485,016
  Net realized gain from investments and foreign currency
    transactions............................................        306,965,540            500,461,624
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................        114,285,339            533,777,454
                                                                ----------------------------------------
    Net increase in net assets resulting from operations....        498,148,147          1,128,724,094
 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................                 --           (168,780,477)
   Class I..................................................                 --            (12,569,160)
   Class II.................................................                 --             (5,635,204)
  Net realized gains:
   Class Z..................................................                 --           (369,181,157)
   Class I..................................................                 --            (29,093,524)
   Class II.................................................                 --            (14,664,407)
 Capital share transactions (Note 2):
   Class Z..................................................       (297,961,368)           425,302,131
   Class I..................................................        171,070,617            430,616,322
   Class II.................................................        113,222,262            222,220,146
                                                                ----------------------------------------
    Net increase in net assets..............................        484,479,658          1,606,938,764
Net assets:
 Beginning of period........................................      5,924,258,200          4,317,319,436
                                                                ----------------------------------------
 End of period..............................................     $6,408,737,858         $5,924,258,200
                                                                ========================================
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................     $   67,776,759         $   (9,120,509)
                                                                ========================================

                       See Notes to Financial Statements.
                                                                              27

PAGE

MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Qualified Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 28

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
(CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. CONTRACTS FOR DIFFERENCES:

Short contracts for differences are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a short sale of the underlying security taken place. Upon entering into short contracts for differences, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequent payments known as "variation margin", are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the contracts for difference and may realize a loss.

                                                                              29

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

h. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

i. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

j. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

Effective February 3, 1997, the shares of the Fund were split on a 2-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. At June 30, 1998, there were 1.15 billion shares

 30

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)
authorized ($0.001 par value) of which 750 million, 200 million, and 200 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS Z SHARES:
Shares sold...........................................    12,436,175    $ 238,994,617          28,947,428    $ 555,692,495
Shares issued on reinvestment of distributions........            --               --          29,019,596      520,410,337
Shares issued on 2-for-1 stock split..................            --               --         131,387,870               --
Shares redeemed.......................................   (27,702,597)    (536,955,985)        (33,248,338)    (650,800,701)
                                                        ------------------------------------------------------------------
Net increase (decrease)...............................   (15,266,422)   $(297,961,368)        156,106,556    $ 425,302,131
                                                        ==================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS I SHARES:
Shares sold...........................................    12,066,578    $ 231,208,947          22,087,534    $ 422,773,720
Shares issued on reinvestment of distributions........            --               --           2,193,149       39,101,823
Shares issued on 2-for-1 stock split..................            --               --           1,682,112               --
Shares redeemed.......................................    (3,116,299)     (60,138,330)         (1,640,674)     (31,259,221)
                                                        ------------------------------------------------------------------
Net increase..........................................     8,950,279    $ 171,070,617          24,322,121    $ 430,616,322
                                                        ==================================================================

                                                              SIX MONTHS ENDED                         YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                        ------------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                        ------------------------------------------------------------------
CLASS II SHARES:
Shares sold...........................................     6,737,505    $ 128,738,380          11,295,820    $ 212,817,722
Shares issued on reinvestment of distributions........            --               --           1,021,520       18,141,902
Shares issued on 2-for-1 stock split..................            --               --             655,259               --
Shares redeemed.......................................      (804,207)     (15,516,118)           (471,298)      (8,739,478)
                                                        ------------------------------------------------------------------
Net increase..........................................     5,933,298    $ 113,222,262          12,501,301    $ 222,220,146
                                                        ==================================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors) are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher

                                                                              31

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net asset of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions from sales of those Fund shares, and received contingent deferred sales charges for the period of $111,789 and $70,396, respectively.

4. INCOME TAXES

At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $4,834,840,326 was as follows:

Unrealized appreciation.....................................  $1,602,892,175
Unrealized depreciation.....................................    (256,058,225)
                                                              --------------
Net unrealized appreciation.................................  $1,346,833,950
                                                              ==============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998, aggregated $1,579,118,287 and $1,294,121,012 respectively.

 32

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS (CONT.)
Transactions in options written during the six months ended June 30, 1998 were as follows:

                                                                     NUMBER
                                                                   OF CONTRACTS   PREMIUMS
                                                                   -----------------------
Options outstanding at December 31, 1997....................             0                0
Options written.............................................           710        $  83,600
Options expired.............................................          (710)         (83,600)
Options terminated in closing transactions..................             0                0
Options exercised...........................................             0                0
                                                              -----------------------------
Options outstanding at June 30, 1998........................             0                0
                                                              =============================

6. RESTRICTED SECURITIES

The Fund may purchase securities through a private offering that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1998 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE             VALUE
 ----------------------------------------------------------------------------------------------------------------
       139,785        CGA Group Ltd. .............................................      6/10/97      $    698,925
       267,016        CGA Group, Ltd. Pfd., A.....................................      6/10/97         6,675,400
        28,571        CGA Group, Ltd. Pfd., B.....................................      6/10/97           714,275
     1,071,425        CGA Private Trust Company, Ltd., FRN, 6/10/99...............      6/10/97         1,071,425
       635,607        Cityscape Financial Corp. ..................................     11/25/96            29,874
        15,357        Cobalt Holdings LLC.........................................      6/10/97             1,536
     2,525,000        Fairchild Semiconductor Corp., 11.74%, 3/14/08..............       4/2/97         2,525,000
     4,550,000        Golden Ocean Group Ltd., 144A, 10.00%, 8/31/01..............      8/26/97         3,389,750
         2,565        Golden Ocean Group Ltd., wts. ..............................      8/26/97            12,825
     1,700,000        Harvard Industries Inc., 13.00%, 5/08/99....................      1/22/98         1,615,000
         1,050        Interlake Corp., Series A3, 9.00%, cvt., pfd................      6/17/92         1,118,421
           444        Kendall International, Inc., Residual Ownership Certif. ....       7/6/92             5,328
             4        Lancer Industries Inc., B. .................................      8/11/89         5,126,776
       385,452        Metallurg Inc. .............................................      4/14/97         8,557,034
    23,562,000        MSCW Investors II LLC.......................................     12/27/95        39,741,759
       187,500        Security Capital Global Realty..............................       4/8/98         3,750,000
     4,999,441        S.H. Mortgage Acquisition LLC...............................      8/17/95         4,999,441
       152,073        St. George Holdings Ltd., A.................................      6/10/97            15,207
         1,495        St. George Holdings Ltd., B.................................      6/10/97               150
     4,800,554        Sunbeam Corp. ..............................................      2/23/90        44,825,173
       115,040        Viasystems Inc., Pfd., B....................................     12/12/97         2,473,360
                                                                                                     ------------
TOTAL RESTRICTED SECURITIES (COST $87,364,046) (1.99% OF NET ASSETS)..............                   $127,346,659
                                                                                                     ============

                                                                              33

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1998 were $206,124,691. For the period ended June 30, 1998, dividend income from "affiliated companies" was $677,079 and net realized gains from disposition of "affiliated companies" were $7,049,556.

                              NUMBER OF                                NUMBER OF                     DIVIDEND INCOME    REALIZED
                             SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE           1/1/98-        CAPITAL
      NAME OF ISSUER        DEC. 31, 1997   ADDITIONS   REDUCTIONS   JUNE 30, 1998   JUNE 30, 1998       6/30/98          GAIN
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
MSCW Investors II LLC.....    23,562,000          --           --     23,562,000     $ 39,741,759             --               --
S.H. Mortgage Acquisition
 LLC......................     6,048,555          --    (1,049,114)    4,999,441        4,999,441             --               --
                                                                                     --------------------------------------------
TOTAL CONTROLLED
 AFFILIATES...............                                                           $ 44,741,200             --               --
                                                                                     ============================================
NON CONTROLLED AFFILIATES
Esselte AB, A Shares......     1,375,000          --     (945,000)       430,000               **             --       $5,007,549
Esselte AB, B Shares......       233,600          --     (233,600)            --               **             --          554,408
Fibermark Inc. ...........       475,000     231,800           --        706,800     $ 11,308,800             --               --
ITLA Capital
 Corporation..............       709,000          --           --        709,000       14,711,750             --               --
Lancer Industries Inc.,
 B........................             4          --           --              4        5,126,776             --               --
Long Beach Financial
 Corp. ...................     1,409,500          --           --      1,409,500       15,504,500             --               --
Metallurg Inc.............       378,138       7,314           --        385,452        8,557,034             --          150,272
Physicians Health
 Services, A..............       340,400          --     (340,400)            --               **             --          683,322
Provigo, Inc..............     5,390,800          --    (1,162,600)    4,228,200               **             --          654,005
Regent Kingpin Chile Value
 Fund.....................        80,180          --           --         80,180          114,657             --               --
Seacor Smit Inc. .........       635,550      45,500           --        681,050       41,756,878             --               --
Sunbeam Corp..............     4,800,554          --           --      4,800,554               **       $ 96,011               --
Van Melle NV..............       461,477       7,099           --        468,576       33,746,133        581,068               --
Wellsford Real Properties
 Inc. ....................     2,277,184          --           --      2,277,184       30,556,963             --               --
                                                                                     --------------------------------------------
TOTAL NON CONTROLLED
 AFFILIATES...............                                                           $161,383,491       $677,079       $7,049,556
                                                                                     ============================================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 1998, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. At June 30, 1998, the Fund has outstanding forward exchange contracts for the sale of

 34

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

currencies as set out below. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:

                                                                                 IN        SETTLEMENT         UNREALIZED
                                                                            EXCHANGE FOR      DATE            GAIN/(LOSS)
                                                                            ---------------------------------------------
 CONTRACTS TO BUY:
 -----------------
     16,746,884  British Pounds.....................................  U.S.  $27,698,641     10/15/98    U.S.  $    73,191
      1,487,276  Canadian Dollars...................................          1,010,330      7/13/98                1,357
      4,645,531  Dutch Guilder......................................          2,283,939       9/9/98                9,777
                                                                            ------------                      -----------
                                                                      U.S.   $30,992,910                           84,325
                                                                            ============                      -----------

 CONTRACTS TO SELL:
 ------------------
     23,825,000  British Pounds.....................................  U.S.  $39,615,725     10/15/98              106,052
     48,706,473  Canadian Dollars...................................         34,238,959      7/13/98            1,107,446
    158,300,650  Canadian Dollars...................................        110,614,678      7/31/98            2,888,640
     46,355,346  Canadian Dollars...................................         31,969,204     11/30/98              363,681
    504,625,060  Danish Krone.......................................         92,191,141     10/27/98              367,766
     55,000,000  German Marks.......................................         30,726,257      9/18/98              108,047
     38,260,273  German Marks.......................................         21,506,618     12/18/98               97,466
     41,466,635  Dutch Guilder......................................         20,835,000      9/17/98              351,276
    121,830,836  Dutch Guilder......................................         61,428,345     12/10/98              948,733
     71,673,340  Finnish Markka.....................................         13,325,000       9/3/98              213,244
    261,035,700  French Francs......................................         43,491,170      7/17/98              269,641
    308,130,928  French Francs......................................         51,425,405      8/28/98              276,182
    150,000,000  French Francs......................................         25,258,053      9/11/98              338,723
    200,581,502  French Francs......................................         33,690,887     10/19/98              296,887
    436,014,307  French Francs......................................         73,900,730     11/18/98            1,186,192
    104,123,072  French Francs......................................         17,647,978     12/11/98              260,446
     11,200,000  New Zealand Dollars................................          6,473,600      8/17/98              678,256
     53,495,572  Norwegian Krone....................................          7,182,768      9/10/98              200,179
    159,464,510  Swedish Krona......................................         20,300,000      9/18/98              238,669
    442,233,808  Swedish Krona......................................         57,507,647     10/21/98            1,795,297
    401,609,755  Swedish Krona......................................         52,594,258     11/16/98            1,943,478
     29,649,018  Swiss Francs.......................................         20,440,550     12/10/98              565,816
                                                                            ------------                      -----------
                                                                      U.S. $866,363,973                        14,602,117
                                                                            ============
      Net unrealized gain on offsetting forward exchange
      contracts.....................................................                                               88,501
                                                                                                              -----------
      Unrealized gain on forward exchange contracts.................                                           14,774,943
                                                                                                              -----------

                                                                              35

PAGE


MUTUAL QUALIFIED FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)

                                                                                 IN        SETTLEMENT         UNREALIZED
                                                                            EXCHANGE FOR      DATE            GAIN/(LOSS)
                                                                            ---------------------------------------------
CONTRACTS TO BUY:
-----------------
      3,220,296  British Pounds.....................................  U.S.  $ 5,380,462      7/20/98    U.S.  $   (13,421)
     13,500,000  British Pounds.....................................         22,567,005     10/15/98             (179,572)
      1,549,674  German Marks.......................................            870,301      9/18/98               (7,606)
      6,682,178  Dutch Guilder......................................          3,323,316       9/9/98              (24,012)
      2,500,000  New Zealand Dollars................................          1,408,875      8/17/98             (115,272)
      2,277,060  Norwegian Krone....................................            300,000      9/10/98               (2,783)
                                                                            ------------                      -----------
                                                                      U.S.   $33,849,959                         (342,666)
                                                                            ============                      -----------

CONTRACTS TO SELL:
------------------
     68,391,777  British Pounds.....................................  U.S.  $111,456,814     7/31/98           (2,510,567)
     47,912,069  British Pounds.....................................         77,927,927      8/17/98           (1,797,694)
     45,732,497  British Pounds.....................................         74,745,159      9/18/98           (1,213,613)
     27,500,000  British Pounds.....................................         45,072,500     11/18/98             (441,427)
     28,419,250  British Pounds.....................................         46,465,474     12/18/98             (488,004)
     63,449,738  Dutch Guilder......................................         31,163,918       9/9/98             (164,180)
    100,121,694  Dutch Guilder......................................         49,316,805      9/17/98             (141,393)
    130,418,596  Finnish Markka.....................................         23,727,037       9/3/98             (131,441)
    197,825,030  French Francs......................................         32,550,000      8/28/98             (288,627)
 10,299,771,161  Italian Lira.......................................          5,835,234       4/2/99              (11,826)
    318,631,471  Swedish Krona......................................         39,472,693      7/17/98             (509,581)
    426,000,000  Swedish Krona......................................         52,822,271      8/17/98             (700,494)
    665,550,997  Swedish Krona......................................         83,933,539     12/14/98             (105,924)
                                                                            ------------                      -----------
                                                                      U.S.  $674,489,371                       (8,504,771)
                                                                            ============                      -----------
        Unrealized loss on forward exchange contracts...............                                           (8,847,437)
                                                                                                              -----------
          Net unrealized gain on forward exchange contracts.........                                    U.S.  $ 5,927,506
                                                                                                              ===========

 36

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before
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calls to or from our service departments may be monitored, recorded and
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FRANKLIN TEMPLETON GROUP

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Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)



*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.
                                                                           07/98

PAGE

BOARD OF DIRECTORS
Michael F. Price (Chairman)
Peter A. Langerman
Edward I. Altman
Ann Torre Grant
Andrew H. Hines, Jr.
William J. Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Vaughn R. Sturtevant, M.D.
Robert E. Wade


INVESTMENT MANAGER
Franklin Mutual Advisers, Inc.
51 John F. Kennedy Parkway
Short Hills, NJ 07078

SHAREHOLDER SERVICES
1-800-632-2301-(Class I & II)
1-800-448-FUND-(Class Z)

FUND INFORMATION
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Mutual Qualified Fund, which contains more complete information including risk factors, charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

475 S98  08/98                        [Recycle Logo]  Printed on recycled paper